Note 29 - Discontinued Operations - Components Gain on Sale After Income Tax for Disposals (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 20, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Cash received		$ 331,295
Transaction and other costs		(3,663)
Carrying amount of net assets sold		(137,814)
Gain on sale before income tax		189,817
Income tax expense on gain		(100,123)
Gain on sale after income tax	$ 89,700	$ 89,694